Activity in AROs (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Asset Retirement Obligations [Line Items]
Beginning balance	$ 18,878	$ 14,959
Revisions in estimated cash flows	(690)	2,689
Additional accruals	1,733	1,410
Foreign currency translation	132	(1,349)
Accretion	1,585	1,169
Disposals	(45)
Ending balance	$ 21,593	$ 18,878